FutureVest Variable Universal Life
Individual Flexible Premium Variable Adjustable Life Insurance Policies

Issued by: Everlake Assurance Company
In connection with: Everlake Assurance Co Variable Life Separate Account

Updating Summary Prospectus
May 1, 2026

The prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find current prospectus and other information about the Policy online at www.everlakelife.com/futurevest-vul. You can also obtain this information at no cost by calling 1-833-879-0774, or by sending an email request to ELCustomerservice@everlake.nttdata.com, or by writing to us at P.O. Box 82207, Lincoln, NE 68501.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Policies are no longer offered for new sales effective June 1, 2021.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
The Policies are not FDIC insured.

UPDATING SUMMARY PROSPECTUS

Definitions
Please refer to this list for the meaning of the following terms:

Accumulation Unit — An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

Age — The Insured's age at his or her last birthday.

Beneficiary(ies) — The person(s) named by you to receive the Death Benefit under the Policy.

Death Benefit — The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or policy charges.

Face Amount — The initial Death Benefit under your Policy, adjusted for any changes in accordance with the terms of your Policy.

Fixed Account — The portion of Policy Value receiving fixed interest crediting and allocated to our general account.

Insured — The person whose life is covered by your Policy.

Investment Options - Includes each of the Sub-Accounts and the Fixed Account available to invest in.

Issue Date — The date the Policy is issued. It is used to determine Policy Years and Policy Months in your Policy.

Loan Account — An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

Monthly Activity Day — The day of the month on which deductions are made. If a month does not have that day, the deduction will be made on the last day of that month.

Monthly Deduction — The amount deducted from Policy Value on each Monthly Activity Day for the policy fee, mortality and expense risk charge, administrative expense charge, cost of insurance charge, and the cost of any benefit riders.

Net Surrender Value — The amount you would receive upon surrender of your Policy, equal to the Surrender Value less any Policy Debt.

Policy Anniversary — The same day and month as your Issue Date for each subsequent year your Policy remains in force.

Policy Debt — The sum of all unpaid Policy loans and accrued interest.

Policy Month — A one month period beginning on the same day of the month as the Issue Date of the Policy.

Policy Owner (“You” “Your”) — The person(s) having the rights of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership rights may be modified by the plan.

Policy Value — The sum of the values in the Sub-Accounts of the separate account plus the value of the Fixed Account, plus the Loan Account. The amount from which Monthly Deductions are made and the Death Benefit is determined.

Policy Year — A twelve-month period beginning on the Issue Date or a Policy Anniversary.

UPDATING SUMMARY PROSPECTUS

Portfolio Company(ies) — The underlying fund(s) (or investment series thereof) in which the Sub-Accounts invest. Each Portfolio Company is an investment company registered with the SEC or a separate investment series of a registered investment company.

Premium — Amounts paid to us as payments for the Policy by you or on your behalf.

Separate Account — Everlake Assurance Company Variable Life Separate Account, which is a segregated investment account of Everlake Assurance Company.

Sub-Account — A subdivision of the Separate Account invested wholly in shares of one of the Portfolio Companies.

Surrender Value — The Policy Value less any applicable surrender charges.

Tax Code — The Internal Revenue Code of 1986, as amended.

Valuation Date — Each day the New York Stock Exchange is open for business. Currently the New York Stock Exchange is closed on the following holidays: New Years Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We do not determine accumulation unit value on days on which the New York Stock Exchange is closed for trading.

Valuation Period — The period of time during which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

UPDATING SUMMARY PROSPECTUS

Updated Information About Your Policy

The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since your Policy was issued.

•None

UPDATING SUMMARY PROSPECTUS

Important Information You Should Consider About the Policy

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals
There are no surrender charges on partial withdrawals. A Partial Withdrawal Service Fee of the lesser of 2% of amount withdrawn or $25.00 applies.

If the investor surrenders the Policy within the first 10 Policy Years, he or she will be assessed a surrender charge. The maximum surrender charge factor is 4.749% ($47.49) per $1000 of Face Amount. For example, if you surrender your Policy, you could pay a surrender charge of up to $4,749 on a Policy with a $100,000 Face Amount.
				Charges and Deductions - Surrender Charge and Partial Withdrawal Service Fee
Transaction Charges
In addition to surrender charges (if applicable), the investor may also be charged for other transactions. A Premium Expense Charge is charged when premium is paid, and a Transfer Fee* may be charged for the second and each subsequent transfer in each calendar month. Fees may also be charged to exercise optional benefits.

*We are currently waiving this fee.
				Charges and Deductions – Premium Expense Charge and Fee Table - Transaction Fees
Ongoing Fees and Expenses (as annual charges)
In addition to surrender charges and transaction charges, the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and Rider Charges for optional benefits available under the Policy, and such fees and expenses are set based on characteristics of the Insured (e.g., age, sex, and rating classification).

Investors should view the policy specifications page of the Policy for rates applicable to their Policy.

Investors will also bear expenses associated with the Portfolio Companies under the Policy, as shown in the following table:
				Charges and Deductions – Monthly Deduction and Fee Table - Periodic Charges Other Than Annual Portfolio Company's Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Portfolio Company fees and expenses)	0.09%	0.97%

UPDATING SUMMARY PROSPECTUS

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy.	Principal Risks of Investing in the Policy
Not a Short-Term Investment
This Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Charges assessed on Premiums and the Surrender Charge imposed on surrenders during the first 10 Policy Years will reduce your surrender proceeds. In addition, a surrender may have adverse tax consequences.
Principal Risks of Investing in the Policy
Risks Associated with Investment Options
Your Policy Value will vary depending on the investment options you select. Sub-Accounts will vary depending on the performance of the Portfolio Companies in which they invest and are subject to the risk of negative investment performance. Each investment option, including the Fixed Account investment option, will have its own unique risks. You should review these investment options before making an investment decision.
Principal Risks of Investing in the Policy and General Description of the Policy – The Fixed Account
Insurance Company Risks
An investment in the Policy is subject to the risks related to Everlake Assurance Company. Any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of Everlake Assurance Company. If Everlake Assurance Company experiences financial distress, it may not be able to meet its obligations to you. More information about Everlake Assurance Company, including its financial strength ratings, is available upon request by calling 1-833-879-0774.
General Account and Financial Condition of Everlake Assurance Company
Contract Lapse
Your Policy could lapse (terminate) if the value of your Policy becomes too low to support the Policy’s monthly charges and the safety net Premium feature is not in effect. Death benefits will not be paid if the Policy has lapsed. If you have any outstanding Policy loans when your Policy lapses, you may have taxable income as a result.

If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. If a Policy loan was outstanding at the time of your Policy’s lapse, you must either repay or reinstate the loan before we reinstate your Policy. All Policy charges continue to be based on your original Issue Date.
How Your Policy Can Lapse

UPDATING SUMMARY PROSPECTUS

Restrictions		Location in Prospectus
Investments
We reserve the right to add, combine, remove or substitute investment options.

We also reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. We reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners.

More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.everlakelife.com/futurevest-vul. You can also request this information at no cost by calling 1-833-879-0774 or by sending an email request to ELCustomerservice@everlake.nttdata.com.

General Description of the Policy - Changes to the Separate Account - Additions, Deletions and Substitutions of the Securities
Transfers - Market Timing and Excessive Trading and Trading Limitations
Transfers - General

Optional Benefits	We may discontinue or modify any of the optional benefits at any time prior to the time you elect to receive it.	Other Benefits Available Under the Policy

Taxes	Location in Prospectus
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. The death benefit of a life insurance policy that was transferred for value may be subject to ordinary income taxes, and subject to tax penalties.
Federal Taxes

Conflicts of Interest	Location in Prospectus
Investment Professional Compensation
The Policy is currently not being issued. However, some investment professionals may receive compensation in connection with additional premium payments on an outstanding Policy, and may have a financial incentive to recommend such additional premiums over another investment.

From time to time, we pay asset-based compensation to broker-dealers. We may also pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These investment professionals may have a financial incentive to recommend additional premiums on an outstanding Policy over another investment.
Charges and Deductions – Commissions Paid to Broker- Dealers
Exchanges
Some investment professionals may have a financial incentive to offer an investor a new Policy in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both Policies, that it is preferable for you to purchase the new Policy rather than continue to own your existing Policy.
Charges and Deductions – Commissions Paid to Broker-Dealers and Surrender Charges

UPDATING SUMMARY PROSPECTUS

Appendix: Portfolio Companies Available Under the Policy
The following is a list of the Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at https://www.everlakelife.com/futurevest-vul. You can also request this information at no cost by calling 1-833-879-0774 or by sending an email ELCustomerservice@everlake.nttdata.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company's past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Current income and long-term capital appreciation.	Alger Balanced Portfolio - Class I-2	0.94%	16.15%	11.02%	10.41%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2	0.94%	32.87%	16.33%	18.17%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2	0.92%	16.77%	3.01%	11.68%
	Fred Alger Management, LLC
Long-term capital appreciation.	Alger Small Cap Growth Portfolio - Class I-2	0.97%	5.91%	-4.93%	8.83%
	Fred Alger Management, LLC
Seeks long-term capital appreciation.	Fidelity® VIP Contrafund℠ Portfolio - Initial Class	0.54%	21.52%	15.37%	15.78%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks capital appreciation.	Fidelity® VIP Disciplined Small Cap Portfolio - Initial Class	0.32%	17.38%	10.36%	10.60%
	Fidelity Management & Research Company (FMR)
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Portfolio - Initial Class	0.87%	41.20%	5.88%	10.93%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA, FIA (UK))
Seeks reasonable Income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class	0.46%	19.02%	12.51%	11.60%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio - Initial Class	0.25%	4.13%	3.10%	2.03%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.55%	14.92%	13.70%	17.45%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity® VIP Index 500 Portfolio - Initial Class	0.09%	17.78%	14.31%	14.70%
	Fidelity Management & Research Company (FMR) (Subadviser Geode Capital Management, LLC (Geode))
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	0.37%	7.22%	0.06%	2.71%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)

Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Initial Class	0.55%	11.75%	10.10%	10.59%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Initial Class	0.72%	20.39%	6.62%	7.93%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR HK, FMR Japan, FIA, FIA (UK))
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Portfolio - Initial Class	0.60%	3.10%	4.23%	3.87%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Seeks capital appreciation.	Fidelity® VIP Value Portfolio - Initial Class	0.60%	11.23%	13.10%	11.24%
	Fidelity Management & Research Company (FMR) (Subadviser FMR UK, FMR H.K. and FMR Japan)
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I	0.89%	11.67%	10.35%	14.87%
	Invesco Advisers, Inc.
To seek capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	0.86%	4.79%	3.90%	11.38%
	Invesco Advisers, Inc.
To provide reasonable current income and long term growth of income and capital.	Invesco V.I. Diversified Dividend Fund - Series I	0.68%	15.74%	10.81%	9.20%
	Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I	0.90%	16.50%	3.68%	6.22%
	Invesco Advisers, Inc.
Total return, comprised of current income and capital appreciation.	Invesco V.I. High Yield Fund - Series I	0.92%	6.73%	3.64%	4.83%
	Invesco Advisers, Inc.
Long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson Balanced Portfolio - Institutional Shares	0.62%	15.11%	8.48%	10.14%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Enterprise Portfolio - Institutional Shares	0.72%	7.67%	7.62%	12.79%
	Janus Henderson Investors US LLC
Maximum total return, consistent with preservation of capital.	Janus Henderson Flexible Bond Portfolio - Institutional Shares	0.57%	7.40%	-0.23%	2.32%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares	0.62%	18.14%	11.65%	16.24%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	0.73%	25.15%	13.71%	21.48%
	Janus Henderson Investors US LLC
Capital appreciation.	Janus Henderson Mid Cap Value Portfolio - Institutional Shares	0.83%	6.50%	8.69%	8.66%
	Janus Henderson Investors US LLC
Long-term growth of capital.	Janus Henderson Research Portfolio - Institutional Shares	0.82%	18.39%	14.11%	15.88%
	Janus Henderson Investors US LLC
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	0.60%	20.33%	10.82%	10.63%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I	0.59%	15.07%	6.89%	7.53%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)

Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I	0.58%	9.11%	2.45%	3.76%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio Class I	0.57%	18.15%	9.08%	9.32%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	0.59%	11.94%	4.68%	5.73%
	ALPS Advisors, Inc. (Subadviser Morningstar Investment Management, LLC)

We have filed a Prospectus and Statement of Additional Information, dated May 1, 2026, with the Securities and Exchange Commission (“SEC”). Both documents contain additional important information about the Policies and Everlake Assurance Company, and are incorporated herein by reference, which means that they are legally a part of this Updating Summary Prospectus. For a free copy, please write to us at P.O. Box 82207, Lincoln, NE 68501, or call us at 1-833-879-0774.

Edgar Contract Identifier: C100176738
FIC750USP-5